united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Invenomic Fund

Institutional Class

BIVIX

Investor Class

BIVRX

Super Institutional Class

BIVSX

Semi-Annual Report

April 30, 2022

1-855-466-3406

www.Invenomic.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Invenomic Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2022

The fund’s performance figures* for the periods ended April 30, 2022, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Since Inception (a)	Since Inception (b)
Invenomic Fund Institutional Class	58.51%	63.19%	N/A	26.32%
Invenomic Fund Investor Class	58.25%	63.07%	N/A	26.02%
Invenomic Fund Super Institutional Class	58.69%	63.64%	37.60%	N/A
S&P Composite 1500 Total Return Index (c)	(9.71)%	(0.46)%	14.36%	12.93%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2022 are 3.26%, 3.51% and 3.01% for the Institutional Class, Investor Class and Super Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-855-466-3406.

(a)	Inception date is May 10, 2019.

(b)	Inception date is June 19, 2017

(c)	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Software	10.4%
E-Commerce Discretionary	5.9%
Internet Media & Services	5.3%
Technology Hardware	5.1%
Oil & Gas Producers	5.0%
Telecommunications	4.1%
Chemicals	3.8%
Consumer Services	3.8%
Commercial Support Services	3.5%
Health Care Facilities & Services	3.3%
Other Assets Less Liabilities	49.8%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	CLOSED END FUNDS — 0.3%
	MIXED ALLOCATION - 0.3%
220,222	Goldman Sachs MLP Energy and Renaissance Fund	$2,719,742

	TOTAL CLOSED END FUNDS (Cost $2,298,775)	2,719,742

	COMMON STOCKS — 94.4%
	ADVERTISING & MARKETING - 0.2%
644,493	AcuityAds Holdings, Inc.(b)	1,946,487
4,406	Tenerity, Inc.(b),(c)	—
		1,946,487
	APPAREL & TEXTILE PRODUCTS - 1.8%
225,512	Hanesbrands, Inc.(d)	2,990,289
533,970	Levi Strauss & Company(a)(d)	9,670,197
42,454	PVH Corporation	3,089,802
32,908	Weyco Group, Inc.	809,866
		16,560,154
	ASSET MANAGEMENT - 0.6%
7,050	GoldMoney, Inc.(b)	10,317
257,920	Silvercrest Asset Management Group, Inc.	5,359,578
		5,369,895
	AUTOMOTIVE - 1.8%
44,599	BorgWarner, Inc.	1,642,581
51,689	Continental A.G.	3,598,932
63,793	Dana, Inc.(d)	944,774
24,395	Lear Corporation(d)	3,121,096
109,926	Miller Industries, Inc.	2,947,116
103,532	Vitesco Technologies Group A.G.(a),(b)	4,208,103
		16,462,602
	BANKING - 2.4%
177,332	First BanCorporation	2,413,489
208,584	Popular, Inc.(a)	16,267,466
104,367	TrustCompany Bank Corp NY	3,251,032
		21,931,987

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	BEVERAGES - 1.1%
82,905	Molson Coors Beverage Company(a)(d)	$4,488,477
583,211	Vita Coco Company, Inc.(b)(d)	6,333,671
		10,822,148
	BIOTECH & PHARMA - 2.3%
221,451	Bausch Health Companies, Inc.(a),(b)	4,209,784
240,387	Bayer A.G.	15,946,364
302,295	Lexaria Bioscience Corporation(a),(b)(d)	840,380
		20,996,528
	CABLE & SATELLITE - 2.0%
51,375	Cogeco, Inc.	3,059,250
1,716,155	Liberty Latin America Ltd.(a),(b)	15,857,272
		18,916,522
	CHEMICALS - 3.8%
106,515	Axalta Coating Systems Ltd.(b)	2,702,286
156,040	Cabot Corporation(a)	10,275,235
160,517	Imerys S.A.	6,388,854
8,568	Ingevity Corporation(b)	513,223
181,635	Koppers Holdings, Inc.(a)	4,406,465
17,858	LyondellBasell Industries N.V.	1,893,484
437,948	Orion Engineered Carbons S.A.	6,613,015
223,687	Tronox Holdings PLC(a)	3,847,416
		36,639,978
	COMMERCIAL SUPPORT SERVICES - 3.5%
86,109	ABM Industries, Inc.	4,156,481
79,409	Civeo Corporation(a),(b)	2,064,634
641,847	H&R Block, Inc.(a)(d)	16,732,952
90,211	Heidrick & Struggles International, Inc.	2,883,144
88,807	Securitas A.B.(b)(d)	1,057,838
214,569	TrueBlue, Inc.(a),(b)	5,486,529
		32,381,578
	CONSTRUCTION MATERIALS - 1.1%
48,890	HeidelbergCement A.G.	2,849,253
79,109	Owens Corning	7,193,381
		10,042,634

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	CONSUMER SERVICES - 3.8%
565,428	Adtalem Global Education, Inc.(a),(b)(d)	$16,572,694
12,646	Medifast, Inc.	2,255,541
57,726	Strategic Education, Inc.(d)	3,729,100
306,359	Stride, Inc.(a),(b)(d)	12,039,909
77,838	WW International, Inc.(b)	762,034
		35,359,278
	CONTAINERS & PACKAGING - 0.4%
42,603	Gerresheimer A.G.	2,987,871
7,607	International Paper Company(d)	352,052
		3,339,923
	DIVERSIFIED INDUSTRIALS - 0.5%
32,488	3M Company	4,685,419

	E-COMMERCE DISCRETIONARY - 5.9%
358,066	1-800-Flowers.com, Inc.(b)(d)	3,652,273
203,365	eBay, Inc.(a)	10,558,711
576,778	Moonpig Group plc(b)	1,402,601
55,889	Overstock.com, Inc.(b)(d)	1,875,635
1,774,137	Poshmark, Inc.(a),(b)(d)	19,586,472
2,779,083	Rover Group, Inc.(a),(b)(d)	17,591,595
		54,667,287
	ELECTRICAL EQUIPMENT - 1.4%
121,693	Belden, Inc.(a)	6,283,010
322,515	nLight, Inc.(b)(d)	4,241,072
24,709	Preformed Line Products Company(a)	1,470,186
		11,994,268
	ENGINEERING & CONSTRUCTION - 1.3%
213,562	Frontdoor, Inc.(b)(d)	6,601,202
790,494	Mistras Group, Inc.(a),(b)	4,497,911
215,046	Orion Group Holdings, Inc.(b)	572,022
		11,671,135
	ENTERTAINMENT CONTENT - 2.8%
15,469	AMC Networks, Inc.(b)(d)	504,753
292,986	Corus Entertainment, Inc.(a)	960,131

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	ENTERTAINMENT CONTENT - 2.8% (Continued)
107,694	Paramount Global(d)	$3,136,049
96,124	Sciplay Corporation(b)	1,284,217
1,094,454	Warner Bros Discovery, Inc.(a),(b)	19,864,348
		25,749,498
	FOOD - 3.3%
303,091	Dole PLC(d)	3,609,814
66,368	Fresh Del Monte Produce, Inc.	1,728,886
265,152	Herbalife Nutrition Ltd.(a),(b)	7,047,740
144,391	Ingredion, Inc.	12,289,119
33,260	Nathan’s Famous, Inc.	1,575,526
66,129	Seneca Foods Corporation(a),(b)	3,587,498
186,536	Whole Earth Brands, Inc.(b)	1,288,964
		31,127,547
	GAS & WATER UTILITIES - 0.5%
141,161	UGI Corporation	4,841,822

	HEALTH CARE FACILITIES & SERVICES - 3.3%
193,140	Cardinal Health, Inc.(a)(d)	11,211,776
48,411	Cigna Corporation(a)	11,946,866
45,660	Psychemedics Corporation	283,549
70,856	Universal Health Services, Inc.(d)	8,681,986
		32,124,177
	HOME & OFFICE PRODUCTS - 2.0%
253,528	Hamilton Beach Brands Holding Company(a)	2,373,022
277,345	Societe BIC S.A.	16,613,791
		18,986,813
	HOME CONSTRUCTION - 0.4%
383,011	Caesarstone Ltd.(a)	3,764,998

	INDUSTRIAL INTERMEDIATE PRODUCTION - 0.1%
45,430	Park-Ohio Holdings Corporation	435,674
31,442	Strattec Security Corporation(b)	1,114,619
		1,550,293

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
35,769	StoneX Group, Inc.(b)	$2,424,423

	INSURANCE - 0.9%
75,783	Reinsurance Group of America, Inc.(a)(d)	8,133,031

	INTERNET MEDIA & SERVICES - 5.3%
2,241	Booking Holdings, Inc.(b)	4,953,305
752,747	HyreCar, Inc.(a),(b)	1,174,285
100,449	Meta Platforms, Inc.(a),(b)	20,137,011
871,529	Nerdy, Inc.(a),(b)	3,242,088
45,742	Pinterest, Inc.(b)	938,626
83,239	Snap, Inc.(b)(d)	2,368,982
410,112	Travelzoo(a),(b)	2,829,773
1,038,405	TrueCar, Inc.(b)	3,717,490
420,138	Trustpilot Group PLC(b)	550,992
295,114	Uber Technologies, Inc.(a),(b)	9,290,189
		49,202,741
	LEISURE FACILITIES & SERVICES - 2.3%
323,805	Bowlero Corporation(a),(b)	3,526,236
141,180	Brinker International, Inc.(b)(d)	5,129,069
126,951	Jack in the Box, Inc.(a)(d)	10,506,465
378,063	Lottery.com, Inc.(b)(d)	899,790
81,352	Manchester United PLC(d)	1,101,506
		21,163,066
	LEISURE PRODUCTS - 0.4%
43,098	Johnson Outdoors, Inc.	3,296,135

	MACHINERY - 0.7%
16,602	Astec Industries, Inc.	649,138
41,726	Hurco Companies, Inc.	1,183,767
492,521	NN, Inc.(b)(d)	1,492,339
31,257	Oshkosh Corporation	2,889,397
		6,214,641

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1%
849,155	DermTech, Inc.(a),(b)(d)	$7,260,275
59,532	Fonar Corporation(b)	1,062,646
407,925	Inogen, Inc.(a),(b)(d)	10,312,344
		18,635,265
	METALS & MINING - 3.4%
2,183,165	Argonaut Gold, Inc.(a),(b)	3,653,648
2,071,276	B2Gold Corporation	8,786,909
3,672,228	Bushveld Minerals Ltd.(b)	452,506
107,168	Eldorado Gold Corporation(b)	1,041,673
639,322	Ferroglobe PLC(a),(b)	4,123,627
1,693,374	Gold Standard Ventures Corporation(b)	694,283
1,773,983	Kinross Gold Corporation(a)	9,011,834
1,570,408	OceanaGold Corporation(b)	3,911,687
		31,676,167
	OIL & GAS PRODUCERS - 5.0%
156,055	Civitas Resources, Inc.(a)(d)	9,147,944
1,746,651	Crescent Point Energy Corporation	12,086,825
34,064	HF Sinclair Corporation(a),(b)	1,295,113
171,286	Ovintiv, Inc.(a)	8,768,130
48,344	SandRidge Energy, Inc.(b)	897,748
604,285	World Fuel Services Corporation(a)	14,635,784
		46,831,544
	RETAIL - CONSUMER STAPLES - 0.2%
329,432	Naked Wines PLC(b)	1,505,288

	RETAIL - DISCRETIONARY - 3.1%
204,992	Caleres, Inc.	4,700,467
169,200	Children’s Place, Inc.(b)(d)	7,839,036
124,293	Cricut, Inc.(b)(d)	1,444,285
82,294	Foot Locker, Inc.(a)(d)	2,412,037
4,005,095	Marks & Spencer Group PLC(b)	6,937,028
573,538	Roots Corporation(b)(d)	1,450,933
75,938	Victoria’s Secret & Company(b)(d)	3,578,199
		28,361,985

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	SEMICONDUCTORS - 0.1%
60,049	Vishay Intertechnology, Inc.	$1,118,713

	SOFTWARE - 10.4%
384,930	ACV Auctions, Inc.(b)	5,138,816
514,210	Cognyte Software Ltd.(b)	3,486,344
473,074	Convey Health Solutions Holdings, Inc.(b)	2,407,947
1,017,780	Dropbox, Inc.(a),(b)	22,136,714
909,289	HireRight Holdings Corporation(a),(b)	15,721,607
43,233	IBEX Holdings Ltd.(b)	669,679
1,309,375	Immersion Corporation(a),(b)	6,114,781
1,808,587	ironSource Ltd.(b)	6,926,888
577,535	ON24, Inc.(a),(b)	7,317,368
960,823	Viant Technology, Inc.(b)	5,649,639
125,556	VMware, Inc.(a)	13,565,070
335,554	WM Technology, Inc.(b)	1,946,213
414,724	Xperi Holding Corporation(a)	6,469,694
		97,550,760
	SPECIALTY REITS - 0.2%
124,985	CoreCivic, Inc.(b)(d)	1,553,564

	TECHNOLOGY HARDWARE - 5.1%
491,612	Casa Systems, Inc.(b)	2,408,899
1,029,340	Celestica, Inc.(a),(b)	11,559,488
345,322	Comtech Telecommunications Corporation	4,696,379
898,534	Flex Ltd.(b)	14,816,826
413,310	PlayAGS, Inc.(b)(d)	2,727,846
284,152	Powerfleet, Inc.(b)	750,161
229,583	Sanmina Corporation(a),(b)	9,387,649
63,848	Sonos, Inc.(b)(d)	1,457,011
		47,804,259
	TECHNOLOGY SERVICES - 3.1%
31,793	Cass Information Systems, Inc.	1,230,707
15,825	Fidelity National Information Services, Inc.	1,569,049
66,416	Fiserv, Inc.(b)	6,503,455

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	TECHNOLOGY SERVICES - 3.1% (Continued)
160,002	PayPal Holdings, Inc.(a),(b)	$14,068,975
1,534,578	Paysafe Ltd.(b)	4,266,127
129,372	Sabre Corporation(b)	1,354,525
		28,992,838
	TELECOMMUNICATIONS - 4.1%
6,499,031	Airtel Africa PLC	11,979,856
1,450,510	AT&T, Inc.(a)	27,356,618
		39,336,474
	TOBACCO & CANNABIS - 0.7%
822,767	Swedish Match A.B. - ADR(a)	6,491,632

	TRANSPORTATION & LOGISTICS - 0.4%
318,402	Radiant Logistics, Inc.(a),(b)	1,837,179
79,693	Universal Logistics Holdings, Inc.	1,616,174
		3,453,353
	TRANSPORTATION EQUIPMENT - 0.3%
303,429	NFI Group, Inc.	2,784,662

	TOTAL COMMON STOCKS (Cost $896,170,975)	878,463,512

	EXCHANGE-TRADED FUNDS — 1.3%
	EQUITY - 1.3%
252,240	VanEck Gold Miners ETF	8,825,878
66,283	VanEck Junior Gold Miners ETF(a)	2,846,855
		11,672,733

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,677,877)	11,672,733

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.0%(e)
	LEISURE FACILITIES & SERVICES - 0.0% (e)
205,936	Sonder Holdings, Inc.	02/01/2028	$11.50		$123,582

	TOBACCO & CANNABIS - 0.0% (e)
86,838	Leafly Holdings, Inc.	11/08/2026	11.50		137,204

	TOTAL WARRANT (Cost $397,438)				260,786

	SHORT-TERM INVESTMENTS — 9.8%
	COLLATERAL FOR SECURITIES LOANED - 8.8%
81,446,430	Mount Vernon Liquid Assets Portfolio, 0.45% (Cost $81,446,430)(f),(g)				81,446,430

	MONEY MARKET FUNDS - 1.0%
9,108,286	First American Government Obligations Fund, Class X, 0.22% (Cost $9,108,286)(g)				9,108,286

	TOTAL SHORT-TERM INVESTMENTS (Cost $90,554,716)				90,554,716

Contracts(h)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.6%
	CALL OPTIONS PURCHASED - 0.0%(e)
5,155	AT&T, Inc.	07/15/2022	$26	$9,722,330	164,960
7,363	AT&T, Inc.	07/15/2022	27	13,886,618	161,986
2,742	AT&T, Inc.	01/19/2024	32	5,171,412	200,166
7,007	Bausch Health Companies, Inc.	05/20/2022	24	13,320,307	133,133
889	SPDR Gold Shares	06/30/2022	184	15,727,299	261,366
1,508	SPDR Gold Shares	07/15/2022	195	26,678,028	223,184
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,692,423)				1,144,795

	PUT OPTIONS PURCHASED - 0.6%
789	Apple, Inc.	05/20/2022	$160	$12,438,585	542,832
486	Invesco QQQ Trust Series 1	05/06/2022	325	15,223,950	639,576
962	Invesco QQQ Trust Series 1	05/09/2022	325	30,134,650	1,350,648
486	Invesco QQQ Trust Series 1	06/01/2022	305	15,223,950	480,168
583	SPDR S&P 500 ETF Trust	05/06/2022	425	24,019,600	816,783
680	SPDR S&P 500 ETF Trust	06/17/2022	400	28,016,000	809,880
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,240,750)				4,639,887

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

		Fair Value

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,933,173)	$5,784,682

	TOTAL INVESTMENTS - 106.4% (Cost $1,007,032,954)	$989,456,171
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%	(61,194,832)
	NET ASSETS - 100.0%	$928,261,339

Shares
	COMMON STOCKS SOLD SHORT — (71.1)%
	ADVERTISING & MARKETING - (0.9)%
(178,943)	ZoomInfo Technologies, Inc.	$(8,481,898)

	AEROSPACE & DEFENSE - (1.3)%
(23,255)	Boeing Company	(3,461,274)
(831,285)	Joby Aviation, Inc.	(4,355,934)
(7,231)	TransDigm Group, Inc.	(4,301,071)
		(12,118,279)
	APPAREL & TEXTILE PRODUCTS - (0.3)%
(131,091)	Canada Goose Holdings, Inc.	(2,853,851)

	ASSET MANAGEMENT - (2.5)%
(79,789)	Apollo Global Management, Inc.	(3,970,301)
(592,970)	Blue Owl Capital, Inc.	(7,074,132)
(117,355)	Hamilton Lane, Inc.	(8,048,205)
(191,589)	P10, Inc.	(2,318,227)
(76,604)	TPG, Inc.	(1,945,742)
		(23,356,607)
	AUTOMOTIVE - (2.5)%
(671,596)	Aurora Innovation, Inc.	(2,860,999)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	AUTOMOTIVE - (2.5)% (Continued)
(196,961)	Lucid Group, Inc.	$(3,561,055)
(174,821)	QuantumScape Corporation	(2,611,826)
(74,234)	Rivian Automotive, Inc.	(2,244,836)
(13,669)	Tesla, Inc.	(11,902,417)
		(23,181,133)
	BANKING - (0.9)%
(105,227)	First Financial Bankshares, Inc.	(4,206,975)
(7,145)	SVB Financial Group	(3,484,188)
		(7,691,163)
	BEVERAGES - (0.4)%
(60,436)	Fevertree Drinks PLC	(1,379,245)
(69,924)	National Beverage Corporation	(3,082,250)
		(4,461,495)
	BIOTECH & PHARMA - (1.4)%
(254,691)	AbCellera Biologics, Inc.	(1,953,480)
(146,965)	Amphastar Pharmaceuticals, Inc.	(5,212,849)
(38,243)	Beam Therapeutics, Inc.	(1,435,260)
(19,604)	Heska Corporation	(2,153,303)
(61,868)	Twist Bioscience Corporation	(1,784,273)
		(12,539,165)
	COMMERCIAL SUPPORT SERVICES - (1.6)%
(10,009)	Avalara, Inc.	(761,385)
(28,452)	CorVel Corporation	(4,412,336)
(127,322)	R1 RCM, Inc.	(2,867,291)
(211,567)	Rollins, Inc.	(7,095,957)
		(15,136,969)
	CONSTRUCTION MATERIALS - (0.5)%
(45,817)	Advanced Drainage Systems, Inc.	(4,694,410)

	CONSUMER SERVICES - (0.5)%
(173,264)	European Wax Center, Inc.	(4,756,097)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	E-COMMERCE DISCRETIONARY - (0.6)%
(2,135)	Amazon.com, Inc.	$(5,306,820)

	ELECTRICAL EQUIPMENT - (1.9)%
(91,804)	Bloom Energy Corporation, Class A	(1,703,882)
(159,173)	ChargePoint Holdings, Inc.	(2,059,699)
(46,534)	Mesa Laboratories, Inc.	(9,941,059)
(22,056)	Novanta, Inc.	(2,838,607)
		(16,543,247)
	ENGINEERING & CONSTRUCTION - (0.3)%
(52,150)	Montrose Environmental Group, Inc.	(2,366,046)

	FOOD - (1.9)%
(3,780)	Hershey Company (The)	(853,411)
(189,150)	Krispy Kreme, Inc.	(2,511,912)
(86,725)	McCormick & Company, Inc.	(8,721,933)
(404,607)	Utz Brands, Inc.	(5,713,051)
		(17,800,307)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.2)%
(38,151)	Trex Company, Inc.	(2,220,007)

	HEALTH CARE FACILITIES & SERVICES - (4.4)%
(16,680)	Charles River Laboratories International, Inc.	(4,028,387)
(6,595)	Chemed Corporation	(3,240,717)
(325,880)	dentalcorp Holdings Ltd.	(3,655,303)
(14,449)	Inotiv, Inc.	(205,898)
(18,925)	IQVIA Holdings, Inc.	(4,125,461)
(47,698)	Joint Corporation	(1,455,743)
(49,018)	Medpace Holdings, Inc.	(6,547,334)
(168,231)	Owens & Minor, Inc.	(5,970,518)
(199,701)	Surgery Partners, Inc.	(10,216,703)
(38,403)	Syneos Health, Inc.	(2,806,875)
		(42,252,939)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	HEALTH CARE REIT - (0.4)%
(176,873)	Medical Properties Trust, Inc.	$(3,252,694)

	HOME & OFFICE PRODUCTS - (0.5)%
(181,206)	Tempur Sealy International, Inc.	(4,912,495)

	HOUSEHOLD PRODUCTS - (1.6)%
(80,393)	Church & Dwight Company, Inc.	(7,843,141)
(191,266)	elf Beauty, Inc.	(4,653,502)
(82,414)	Reynolds Consumer Products, Inc.	(2,438,630)
		(14,935,273)
	INDUSTRIAL INTERMEDIATE PRODUCTION - (0.3)%
(31,122)	Omega Flex, Inc.	(3,454,542)

	INDUSTRIAL REIT - (0.9)%
(56,924)	Prologis, Inc.	(9,124,349)

	INDUSTRIAL SUPPORT SERVICES - (0.2)%
(13,804)	SiteOne Landscape Supply, Inc.	(1,946,778)

	INSTITUTIONAL FINANCIAL SERVICES - (0.5)%
(49,615)	Houlihan Lokey, Inc.	(4,132,434)

	INSURANCE - (0.7)%
(18,004)	RLI Corporation	(2,066,499)
(70,778)	Trupanion, Inc.	(4,502,896)
		(6,569,395)
	INTERNET MEDIA & SERVICES - (2.1)%
(60,846)	DoorDash, Inc.	(4,954,690)
(77,353)	Hemnet Group A.B.	(966,704)
(46,666)	VeriSign, Inc.	(8,338,748)
(146,548)	Zillow Group, Inc.	(5,835,541)
		(20,095,683)
	LEISURE FACILITIES & SERVICES - (5.0)%
(565,591)	AMC Entertainment Holdings, Inc.	(8,653,542)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	LEISURE FACILITIES & SERVICES - (5.0)% (Continued)
(3,813)	Chipotle Mexican Grill, Inc.	$(5,550,241)
(13,870)	Churchill Downs, Inc.	(2,814,778)
(184,620)	Dutch Bros, Inc.	(8,819,297)
(53,389)	First Watch Restaurant Group, Inc.	(694,057)
(197,034)	Norwegian Cruise Line Holdings Ltd.	(3,946,591)
(158,578)	Portillo’s, Inc.	(3,303,180)
(65,113)	Royal Caribbean Cruises Ltd.	(5,061,233)
(116,971)	Shake Shack, Inc.	(6,764,433)
(2,965)	Vail Resorts, Inc.	(753,584)
		(46,360,936)
	LEISURE PRODUCTS - (3.0)%
(9,566)	Axon Enterprise, Inc.	(1,073,305)
(70,352)	Clarus Corporation	(1,572,367)
(79,689)	Funko, Inc.	(1,298,134)
(34,317)	LCI Industries	(3,339,730)
(87,096)	Malibu Boats, Inc.	(4,380,058)
(278,981)	Mattel, Inc.	(6,782,029)
(78,280)	OneWater Marine, Inc.	(2,558,973)
(90,216)	Sturm Ruger & Company, Inc.	(6,148,220)
		(27,152,816)
	MACHINERY - (0.6)%
(157,536)	Energy Recovery, Inc.	(2,917,567)
(51,178)	Evoqua Water Technologies Corporation	(2,133,611)
		(5,051,178)
	MEDICAL EQUIPMENT & DEVICES - (3.4)%
(85,716)	AtriCure, Inc.	(4,451,232)
(48,105)	Exact Sciences Corporation	(2,648,180)
(12,982)	Inspire Medical Systems, Inc.	(2,671,176)
(32,036)	Intuitive Surgical, Inc.	(7,666,215)
(54,100)	iRhythm Technologies, Inc.	(6,674,317)
(77,200)	Nevro Corporation	(4,762,468)
(68,081)	Silk Road Medical, Inc.	(2,386,239)
		(31,259,827)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	OFFICE REIT - (0.9)%
(55,602)	Boston Properties, Inc.	$(6,538,795)
(223,431)	Empire State Realty Trust, Inc.	(1,930,444)
		(8,469,239)
	REAL ESTATE SERVICES - (0.1)%
(85,136)	Redfin Corporation	(949,266)

	RENEWABLE ENERGY - (1.1)%
(39,097)	Enviva, Inc.	(3,297,441)
(105,413)	Montauk Renewables, Inc.	(1,197,492)
(288,149)	Plug Power, Inc.	(6,056,892)
		(10,551,825)
	RESIDENTIAL REIT - (1.0)%
(26,790)	Essex Property Trust, Inc.	(8,821,143)

	RETAIL - CONSUMER STAPLES - (1.4)%
(61,895)	BJ’s Wholesale Club Holdings, Inc.	(3,982,943)
(81,187)	Kroger Company (The)	(4,380,851)
(55,660)	Weis Markets, Inc.	(4,446,120)
		(12,809,914)
	RETAIL - DISCRETIONARY - (4.7)%
(218,950)	Aritzia, Inc.	(7,797,183)
(69,286)	Carvana Company	(4,015,817)
(88,371)	GameStop Corporation	(11,052,561)
(16,409)	Lovesac Company	(719,371)
(42,462)	MarineMax, Inc.	(1,737,545)
(556,707)	Mister Car Wash, Inc.	(8,016,581)
(146,274)	Shoe Carnival, Inc.	(4,416,012)
(129,818)	Tile Shop Holdings, Inc.	(776,312)
(24,203)	Tractor Supply Company	(4,875,694)
		(43,407,076)
	SEMICONDUCTORS - (1.7)%
(102,014)	Impinj, Inc.	(5,025,210)
(15,458)	NVIDIA Corporation	(2,866,995)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	SEMICONDUCTORS - (1.7)% (Continued)
(89,784)	Wolfspeed, Inc.	$(8,234,091)
		(16,126,296)
	SOFTWARE - (12.5)%
(42,385)	Appfolio, Inc.	(4,402,106)
(33,090)	Asana, Inc.	(886,812)
(28,328)	Atlassian Corp PLC	(6,368,984)
(11,499)	Bill.com Holdings, Inc.	(1,962,994)
(168,495)	Calix, Inc.	(6,724,635)
(62,657)	Cloudflare, Inc.	(5,397,274)
(119,851)	Confluent, Inc.	(3,744,145)
(18,660)	Datadog, Inc.	(2,253,755)
(116,017)	DigitalOcean Holdings, Inc.	(4,574,550)
(39,694)	Duolingo, Inc.	(3,432,340)
(17,869)	Five9, Inc.	(1,967,377)
(17,921)	Guidewire Software, Inc.	(1,558,052)
(161,391)	HashiCorp, Inc.	(7,598,288)
(2,306)	HubSpot, Inc.	(874,966)
(361,267)	Matterport, Inc.	(2,073,673)
(215,504)	nCino, Inc.	(8,079,245)
(30,381)	Paycom Software, Inc.	(8,551,340)
(89,097)	Paycor HCM, Inc.	(2,194,459)
(23,267)	Paylocity Holding Corporation	(4,412,121)
(55,561)	PDF Solutions, Inc.	(1,291,793)
(115,096)	Procore Technologies, Inc.	(6,384,375)
(230,491)	Samsara, Inc.	(2,844,259)
(80,993)	Simulations Plus, Inc.	(3,779,133)
(39,597)	Snowflake, Inc.	(6,788,510)
(294,067)	UserTesting, Inc.	(2,296,663)
(95,877)	Workiva, Inc.	(9,253,089)
(38,309)	Zscaler, Inc.	(7,766,767)
		(117,461,705)
	SPECIALTY FINANCE - (1.4)%
(18,796)	Credit Acceptance Corporation	(9,632,950)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (71.1)% (Continued)
	SPECIALTY FINANCE - (1.4)% (Continued)
(106,766)	Flywire Corporation	$(3,257,431)
		(12,890,381)
	SPECIALTY REIT - (0.4)%
(93,379)	Gladstone Land Corporation	(3,398,996)

	TECHNOLOGY HARDWARE - (2.3)%
(84,385)	Apple, Inc.	(13,303,295)
(77,651)	Digimarc Corporation	(2,008,831)
(153,154)	Enovix Corporation	(1,384,512)
(73,634)	Kornit Digital Ltd.	(4,896,661)
		(21,593,299)
	TECHNOLOGY SERVICES - (0.9)%
(65,888)	Block, Inc.	(6,558,491)
(7,899)	MarketAxess Holdings, Inc.	(2,082,255)
		(8,640,746)
	TELECOMMUNICATIONS - (0.2)%
(172,864)	Cyxtera Technologies, Inc.	(2,079,554)

	TRANSPORTATION & LOGISTICS - (1.0)%
(59,490)	Cargojet, Inc.	(6,950,202)
(36,068)	ZIM Integrated Shipping Services Ltd.	(2,006,463)
		(8,956,665)
	TRANSPORTATION EQUIPMENT - (0.2)%
(272,590)	Nikola Corporation	(1,957,196)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $804,412,307)	(662,122,134)

	EXCHANGE-TRADED FUNDS SOLD SHORT — (0.2)%
	EQUITY - (0.2)%
(40,394)	ProShares UltraPro QQQ	(1,475,593)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT - (Proceeds - $3,189,252)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $807,601,559)	$(663,597,727)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of security segregated as collateral for short sales.

(b)	Non-income producing security.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2022 was $77,183,367.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at April 30, 2022. Total collateral had a value of $81,446,430 at April 30, 2022.

(g)	Rate disclosed is the seven day effective yield as of April 30, 2022.

(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2022

ASSETS
Investment securities:
At cost	$1,007,032,954
At value (Securities on loan $77,183,367)	$989,456,171
Cash collateral segregated for short sales	676,510,052
Foreign Currency (Cost $28,267,036)	27,452,700
Receivable for securities sold	22,463,663
Receivable for Fund shares sold	2,854,879
Dividends and interest receivable	588,169
Prepaid expenses and other assets	108,381
TOTAL ASSETS	1,719,434,015

LIABILITIES
Securities sold short (Proceeds - $807,601,559)	663,597,727
Securities lending collateral	81,446,430
Payable for investments purchased	43,508,491
Investment advisory fees payable	1,228,423
Payable for Fund shares redeemed	281,627
Shareholder servicing fees payable	157,443
Payable to related parties	141,240
Distribution (12b-1) fees payable	19,577
Dividends payable on securities sold short	645,123
Accrued expenses and other liabilities	146,595
TOTAL LIABILITIES	791,172,676
NET ASSETS	$928,261,339

NET ASSETS CONSIST OF:
Paid in capital	$678,340,471
Accumulated earnings	249,920,868
NET ASSETS	$928,261,339

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$713,409,862
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	29,692,240
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.03

Investor Class:
Net Assets	$100,689,824
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,244,190
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$23.72

Super Institutional Class:
Net Assets	$114,161,653
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,717,486
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.20

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2022

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $64,658)	$3,607,086
Interest	12,853
Securities lending income - net	108,437
TOTAL INVESTMENT INCOME	3,728,376

EXPENSES
Investment advisory fees	4,659,964
Distribution (12b-1) fees:
Investor Class	71,473
Shareholder service fees - Institutional Class	569,450
Shareholder service fees - Investor Class	71,473
Interest expense	2,024,234
Dividends on securities sold short	1,371,181
Administration fees	282,690
Third party administrative servicing fees	214,171
Registration fees	34,740
Custodian fees	29,752
Trustees fees and expenses	14,876
Legal fees	14,876
Compliance officer fees	11,901
Printing expense	9,944
Insurance expense	9,873
Audit fees	9,298
Other expenses	7,412
TOTAL EXPENSES	9,407,308

NET INVESTMENT LOSS	(5,678,932)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	34,821,174
Foreign currency transactions	(242,895)
Options purchased	7,120,163
Securities sold short	98,190,519
139,888,961
Net change in unrealized appreciation (depreciation) on:
Investments	(56,115,656)
Foreign currency translations	(916,344)
Options purchased	650,439
Securities sold short	141,400,923
85,019,362

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	224,908,323

NET INCREASE IN NET ASSETS	$219,229,391

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
FROM OPERATIONS
Net investment loss	$(5,678,932)	$(3,103,191)
Net realized gain from investments, foreign currency transactions, options purchased, and securities sold short	139,888,961	54,116,558
Net change in unrealized appreciation on investments, securities sold short, options purchased and foreign currency translations	85,019,362	43,685,774
Net increase in net assets resulting from operations	219,229,391	94,699,141

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(40,770,656)	(4,613,153)
Investor Class	(4,265,466)	(221,722)
Super Institutional Class	(8,596)	(1,301)
Net decrease in net assets resulting from distributions to shareholders	(45,044,718)	(4,836,176)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	360,627,552	110,486,752
Investor Class	68,925,041	48,717,768
Super Institutional Class	107,579,818	—
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	33,543,053	3,851,045
Investor Class	3,972,902	188,352
Super Institutional Class	8,596	1,297
Redemption fee proceeds:
Institutional Class	69,112	181,947
Investor Class	8,685	72,258
Super Institutional Class	1,297	42
Payments for shares redeemed:
Institutional Class	(95,419,532)	(56,584,708)
Investor Class	(17,944,892)	(32,026,823)
Super Institutional Class	(119,758)	—
Net increase in net assets from shares of beneficial interest	461,251,874	74,887,930

TOTAL INCREASE IN NET ASSETS	635,436,547	164,750,895

NET ASSETS
Beginning of Period	292,824,792	128,073,897
End of Period	$928,261,339	$292,824,792

SHARE ACTIVITY
Institutional Class:
Shares Sold	17,038,478	6,932,319
Shares Reinvested	1,978,941	310,068
Shares Redeemed	(4,574,259)	(3,434,296)
Net increase in shares of beneficial interest outstanding	14,443,160	3,808,091

Investor Class:
Shares Sold	3,272,985	2,820,545
Shares Reinvested	237,188	15,313
Shares Redeemed	(859,817)	(1,803,228)
Net increase in shares of beneficial interest outstanding	2,650,356	1,032,630

Super Institutional Class:
Shares Sold	4,718,976	—
Shares Reinvested	504	104
Shares Redeemed	(5,427)	—
Net increase in shares of beneficial interest outstanding	4,714,053	104

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	April 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$17.40		$10.67	$11.48	$11.07	$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.22)		(0.21)	(0.08)	(0.06)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	9.35		7.32	(0.36)	0.98	1.10	0.27
Total from investment operations	9.13		7.11	(0.44)	0.92	0.98	0.22
Less distributions from:
Net investment income	—		(0.01)	—	—	—	—
Net realized gains	(2.50)		(0.38)	(0.37)	(0.51)	(0.13)	—
Total distributions	(2.50)		(0.39)	(0.37)	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$24.03		$17.40	$10.67	$11.48	$11.07	$10.22
Total return (4)	58.51	% (5)	68.21%	(4.06)%	8.67%	9.63%	2.20	% (5)
Net assets, at end of period (000's)	$713,410		$265,308	$122,105	$198,929	$69,580	$28,354
Ratio of gross expenses to average net assets (6,8)	3.47	% (7)	3.25%	2.97%	2.83%	2.91%	3.07	% (7)
Ratio of net expenses to average net assets (8)	3.47	% (7)	3.15%	2.83%	2.77%	2.72%	2.61	% (7)
Ratio of net investment loss to average net assets	(2.09	)% (7)	(1.31)%	(0.76)%	(0.57)%	(1.14)%	(1.25	)% (7)
Portfolio Turnover Rate	58	% (5)	179%	153%	100%	106%	37	% (5)

(1)	The Institutional Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.23	% (7)	2.33%	2.37%	2.29%	2.43%	2.70	% (7)
2.23	% (7)	2.23%	2.23%	2.23%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	April 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$17.23		$10.57	$11.40	$11.02	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.25)		(0.26)	(0.11)	(0.09)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	9.24		7.24	(0.36)	0.98	1.10	0.28
Total from investment operations	8.99		6.98	(0.47)	0.89	0.94	0.21
Less distributions from:
Net realized gains	(2.50)		(0.38)	(0.37)	(0.51)	(0.13)	—
Total distributions	(2.50)		(0.38)	(0.37)	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.06	0.01	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$23.72		$17.23	$10.57	$11.40	$11.02	$10.21
Total return (4)	58.25	% (5)	68.09%	(4.27)%	8.43%	9.25%	2.10	% (5)
Net assets, at end of period (000's)	$100,690		$27,457	$5,933	$15,113	$8,501	$1
Ratio of gross expenses to average net assets (6,8)	3.72	% (7)	3.50%	3.22%	3.08%	3.21%	3.32	% (7)
Ratio of net expenses to average net assets (8)	3.72	% (7)	3.40%	3.08%	3.02%	3.02%	2.86	% (7)
Ratio of net investment loss to average net assets	(2.35	)% (7)	(1.56)%	(0.99)%	(0.84)%	(1.39)%	(2.85	)% (7)
Portfolio Turnover Rate	58	% (5)	179%	153%	100%	106%	37	% (5)

(1)	The Investor Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.48	% (7)	2.58%	2.62%	2.54%	2.73%	2.95	% (7)
2.48	% (7)	2.48%	2.48%	2.48%	2.54%	2.49	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class
	For the
	Six Months Ended		For the	For the	For the
	April 30, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (1)
Net asset value, beginning of period	$17.49		$10.70	$11.49	$11.43
Activity from investment operations:
Net investment loss (2)	(0.23)		(0.16)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	9.44		7.33	(0.35)	0.08
Total from investment operations	9.21		7.17	(0.42)	0.06
Less distributions from:
Net investment income	—		(0.01)	—	—
Net realized gains	(2.50)		(0.38)	(0.37)	—
Total distributions	(2.50)		(0.39)	(0.37)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.01	0.00 (3)	—
Net asset value, end of period	$24.20		$17.49	$10.70	$11.49
Total return (4)	58.69	% (5)	68.58%	(3.88)%	0.52	% (5)
Net assets, at end of period (000's)	$114,162		$60	$36	$28,024
Ratio of gross expenses to average net assets (6,8)	3.22	% (7)	3.00%	2.72%	2.58	% (7)
Ratio of net expenses to average net assets (8)	3.22	% (7)	2.90%	2.58%	2.52	% (7)
Ratio of net investment loss to average net assets	(1.94	)% (7)	(1.04)%	(0.59)%	(0.30	)% (7)
Portfolio Turnover Rate	58	% (5)	179%	153%	100	% (5)

(1)	The Super Institutional Class commenced operations on May 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	1.98	% (7)	2.08%	2.12%	2.04	% (7)
After fees waived	1.98	% (7)	1.98%	1.98%	1.98	% (7)

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2022

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class -related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open -end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i)

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$878,463,512	$—	$0	$878,463,512
Closed End Fund	2,719,742	—	—	2,719,742
Exchange Traded Funds	11,672,733	—	—	11,672,733
Warrants	260,786	—	—	260,786
Call Options Purchased	1,144,795	—	—	1,144,795
Put Options Purchased	4,639,887	—	—	4,639,887
Collateral For Securities Loaned	81,446,430	—	—	81,446,430
Money Market Fund	9,108,286	—	—	9,108,286
Total	$989,456,171	$—	$—	$989,456,171
Liabilities*
Securities Sold Short	$(663,597,727)	$—	$—	$(663,597,727)
Total	$(663,597,727)	$—	$—	$(663,597,727)

*	Refer to the Schedule of Investments for industry classification.

The following is a reconciliation for which level 3 inputs were used in determining value.

Tenerity, Inc.
Beginning balance November 1, 2021	$0
Purchases	—
Proceeds from sales	—
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Ending balance April 30, 2022	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2022, was $0.

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below.

Common Stock	Fair Value	Valuation Techniques	Unobservable Input
Tenerity, Inc.	$ 0	Independent Valuation	Adjusted for lack of marketability

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non -income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2022, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contacts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2022, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2019 to October 31, 2021, or expected to be taken in the Fund’s October 31, 2022 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$913,873,872	$321,811,431

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the six months ended April 30, 2022, the Fund incurred advisory fees in the amount of $4,659,964.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2023 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2022 the advisor did not waive any advisory fees. As of October 31, 2021 the total amount of advisory fees waived subject to recapture is $512,279, of which $62,193 will expire on October 31, 2022, $223,856 will expire October 31, 2023 and $226,230 will expire on October 31, 2024.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the six months ended April 30, 2022, the Fund incurred

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

shareholder service fees in the amount of $569,450 and $71,473 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2022, the Fund incurred distribution fees in the amount of $71,473.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2022.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$5,784,682

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2022.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$7,120,163	$650,439

The notional value and contracts of the derivative instruments outstanding as of April 30, 2022 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2022 the redemption fees assessed by the Fund were as follows:

Institutional	Investor	Super Institutional
$69,112	$8,685	$1,297

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2022, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$209,282,304	$202,109,813	$(85,533,673)	$116,576,140

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2021 and October 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2021	October 31, 2020
Ordinary Income	$4,836,176	$7,686,875
Long-Term Capital Gain	—	116,875
Return of Capital	—	—
	$4,836,176	$7,803,750

As of October 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$27,951,481	$17,090,013	$—	$—	$(21,528)	$30,716,229	$75,736,195

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, straddles and adjustments C-Corporation return of capital distributions.

During the fiscal year ended October 31, 2021, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to book/tax treatment of tax adjustment for equalization credits, resulted in reclassification for the year ended October 31, 2021 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$1,074,717	$(1,074,717)

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2022, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$77,183,367	$81,446,430	2.91%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Invenomic Fund
Description of Liability
Securities lending collateral	$81,446,430	$—	$81,446,430	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of April 30, 2022:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$81,446,430	$—	$—	$—	$81,446,430

The fair value of the securities loaned for the Fund totaled $77,183,367 at April 30, 2022. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $81,446,430 for the Fund at April 30, 2022. These amounts are offset by a liability recorded as “Securities lending collateral.”

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, Charles Schwab & Co. and National Financial Services LLC held approximately 44.54% and 29.29%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Invenomic Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During the
	Account Value	Account Value	During Period	Period
Actual*	11/1/21	4/30/22	11/1/21 – 4/30/22	11/1/21 – 4/30/22
Institutional Class	$1,000.00	$1,585.10	$14.29	2.23%
Investor Class	$1,000.00	$1,582.50	$15.88	2.48%
Super Institutional Class	$1,000.00	$1,586.90	$12.70	1.98%
	Beginning	Ending	Expenses Paid	Expense Ratio During the
Hypothetical **	Account Value	Account Value	During Period	Period
(5% return before expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22	11/1/21 – 4/30/22
Institutional Class	$1,000.00	$1,013.74	$11.13	2.23%
Investor Class	$1,000.00	$1,012.50	$12.37	2.48%
Super Institutional Class	$1,000.00	$1,014.98	$9.89	1.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended April 30, 2022.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 20, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Invenomic Advisory Agreement”) between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Fund”).

Based on their evaluation of the information provided by ICM, in conjunction with the Invenomic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Invenomic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering renewal of the Invenomic Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Invenomic Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Invenomic Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Invenomic Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Invenomic Advisory Agreement with respect to the Invenomic Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement. In considering the renewal of the Invenomic Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Invenomic Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM previously and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to the Fund. The Board then discussed ICM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of the Fund and concluded that ICM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that ICM remained committed to the Fund’s investment strategy. Additionally, the Board received responses from representatives of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of the Fund; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

descriptions provided by ICM of its practices for monitoring compliance with the Fund’s investment limitations, noting that ICM’s chief compliance officer will continually review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized, or that its control person had the ability to make additional contributions in order to meet its obligations to the Fund. The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding ICM’s business and compliance practices. The Board noted that the CCO of the Trust continued to represent that ICM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Invenomic Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended March 31, 2022. The Board noted that the Fund outperformed its respective peer group, Morningstar category and benchmark for each period as of March 31, 2022. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by ICM, the Board discussed the comparison of the Fund’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was at the high end of its peer group and Morningstar category, it was not the highest in its peer group or Morningstar category. The Board reviewed the contractual arrangements for the Fund, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2023, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders although noting that the net total expense ratio was again higher than the peer group median and the Morningstar category median, but not the highest in its peer group or Morningstar category. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services provided by ICM to the Fund, the advisory fee charged by ICM to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to ICM with respect to the Fund based on breakeven and profitability reports and analyses reviewed by the Board and the selected financial information provided by ICM. The Board concluded that anticipated profits from ICM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of the Fund. The Board noted ICM’s intentions to consider a soft close of the Fund when assets reach between $500 million in assets and the possibility of adding breakpoint at that time. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Trustees believed to be reasonably necessary to evaluate the terms of the Invenomic Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Invenomic Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Invenomic Advisory Agreement is not unreasonable; and (c) the Invenomic Advisory Agreement is in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1- 855-466-3406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-466-3406.

INVESTMENT ADVISOR
Invenomic Capital Management
211 Congress Street, Floor 7
Boston, Massachusetts 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Invenomic-SAR22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)    Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/22